Mark R. Greer
D 312.807.4393
F 312.827.8010
mark.greer@klgates.com

July 8, 2011

BY EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Ladies and Gentlemen:

PowerShares Exchange-Traded Fund Trust II
1933 Act Registration No. 333-138490
1940 Act Registration No. 811-21977

On behalf of PowerShares Exchange-Traded Fund Trust II (the “Trust”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), post-effective amendment no. 229 to the Trust’s registration statement under the Securities Act, which is also amendment no. 230 to its registration under the 1940 Act (the “Amendment”).

Reason for Amendment.  This Amendment is being filed pursuant to Rule 485(a) under the Securities Act to register a new series of the Trust, designated PowerShares CSI Fundamental Greater China Portfolio.

Effective Date.  This filing is being made pursuant to Rule 485(a)(2) under the Securities Act, with a designated effective date of September 15, 2011.

Comments. Please direct any comments on this filing to the undersigned at (312) 807-4393 or to Alan Goldberg at (312) 807-4227.

Very truly yours,

By:	/s/ Mark Greer
Mark Greer